Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

December 28, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 306 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 307 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2023. No fees are required in connection with this filing.

The purpose of the Amendment is to register Class A and Class R6 shares for Transamerica Large Core, and to provide updated disclosure related to principal investment strategies and name change for Transamerica Large Core (to be renamed Transamerica Large Core ESG, effective March 1, 2023).

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Funds